INVESTMENTS IN AFFILIATES (Details 2) (USD $)	12 Months Ended									0 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Ningxia GD CSI New Energy Co., Ltd.	Dec. 31, 2012 Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 31, 2011 Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 31, 2011 Nernst New Energy (Suzhou) Co., Ltd.	Dec. 31, 2012 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	Dec. 31, 2011 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	May 23, 2012 CSI SkyPower item	Dec. 31, 2012 CSI SkyPower	Oct. 14, 2009 SZCC Ningxia GD CSI New Energy Co., Ltd. item	Mar. 31, 2012 SZCC Ningxia GD CSI New Energy Co., Ltd.	Jul. 04, 2011 SZCC Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 17, 2009 SZCC Suzhou Gaochuangte New Energy Co., Ltd. item	Nov. 30, 2010 SZCC Nernst New Energy (Suzhou) Co., Ltd.	Jul. 04, 2011 SZSP GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	Sep. 25, 2012 USPH 9 utility-scale solar power projects	Sep. 27, 2012 USPH 2 separate utility-scale solar power projects	Sep. 30, 2012 USPH 12 and 3 separate utility-scale solar power projects	Sep. 30, 2012 USPH 12 separate utility-scale solar power projects	Sep. 30, 2012 USPH 3 separate utility-scale solar power projects	Sep. 27, 2012 USPH First utility - scale solar power project	Sep. 27, 2012 USPH Second utility - scale solar power project
Investments in affiliates
Cash consideration for acquisition of the entity	$ 3,428,751	$ 5,667,627	$ 1,503,531							$ 3,428,751		$ 512,578			$ 2,929,020	$ 1,503,531	$ 2,548,827
Other Significant Noncash Transaction, Value of Consideration Given																		2,122,255	2,204,008	11,548,614
Percentage of interest acquired in the entity				35.00%	40.00%	40.00%	50.00%	10.00%	10.00%	50.00%	50.00%	35.00%			40.00%	50.00%	10.00%	21.00%			21.00%	30.00%	30.30%	28.30%
Number of board members designated by the acquired entity										2		1			1
Number of board members										4		3			3
Interest in the entity sold	555,475		2,524,541										555,475
Additional capital contribution paid														3,118,800
Equity in earnings (loss) of unconsolidated investees	$ (1,969,306)	$ (41,163)	$ 146,597